Fair Value (Tables)	12 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of reconciliation of fair values

Beginning fair value balance on issue date - June 9, 2020	$14,960,000
Change in fair value reported in the statements of operations	(766,000)
Change in fair value reported in other comprehensive income	(63,000)
Ending fair value balance - June 30, 2020	$14,131,000

Schedule of fair value by using key inputs

Fair Value Assumptions - Convertible Notes	June 30, 2020	June 9, 2020
Face value principal payable	$17,000,000	$17,000,000
Original conversion price	$11.50	$11.50
Value of Common Stock	$8.80	$10.28
Expected term (years)	2.9	3.0
Volatility	45.0%	45.0%
Market yield (range)	23.9%	23.3% to 23.4%
Risk free rate	0.2%	0.2%